DEBT - Related Party Convertible Notes Payable (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 21, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
DEBT
Outstanding principal of convertible notes, converted	$ 5,500,000			$ 4,000,000
Convertible Notes to related parties
DEBT
Outstanding principal of convertible notes, converted	$ 5,491,663							$ 5,500,000	$ 5,500,000
Bearing interest rate								6.00%	6.00%
Minimum gross proceeds from equity financing required for conversion of debt								$ 10,000,000	$ 10,000,000
Number of consecutive quarters for achievement of positive free cash flow from operations required for conversion of debt | item								2	2
Term prior to maturity date for achievement of positive free cash flow from operations required for conversion of debt								90 days	90 days
Interest expense on the Convertible Notes		$ 0	$ 83,178	156,411	$ 247,726
Unamortized debt issuance costs		0		0		$ 9,189
Debt discounts		$ 0		0		$ 0
Amortization of debt discounts				$ 1,088	$ 141,628
Conversion rate						30.00%	30.00%
Convertible Notes
DEBT
Interest expense on the Convertible Notes						$ 330,904	$ 330,000
Unamortized debt issuance costs						9,189	13,539
Debt discounts						0	136,185
Amortization of debt discounts						$ 136,185	$ 544,741